Note 12 - Significant Estimates and Concentrations	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

NOTE 12:     SIGNIFICANT ESTIMATES AND CONCENTRATIONS

Accounting principles generally accepted in the United States of America require disclosure of certain significant estimates and current vulnerabilities due to certain concentrations. Estimates related to the allowance for loan losses are reflected in the footnote regarding loans. Current vulnerabilities due to certain concentrations of credit risk are discussed in the footnote regarding loans.